UNITED STATES SECURITIES AND
                              EXCHANGE COMMISSION

                             Washington, D.C. 20549
                                    FORM 13F
                                 FORM 13F COVER
                                      PAGE



Report for the Calendar Year or Quarter Ended:     MArch 31, 2011
                                                   --------------
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Taube Hodson Stonex Partners LLP
      --------------------------------

Address: 1st Floor Cassini House
         -----------------------
         57-59 St James's Street
         -----------------------
         London SW1A 1LD
         -----------------------
         England
         -----------------------

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Compliance Administrator:

Name:   David Mills
        --------------------
Title:  Head of Compliance
        --------------------
Phone:  +44(20) 7659-4250
        --------------------

Signature, Place, and Date of Signing:

/s/David Mills
--------------
[Signature]

London, England
---------------
[City, State]

April 20th, 2011
----------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY:



Number of Other Included Managers:

     None
--------------------------------------------------------------------------------

Form 13F Information Table Entry Total:

     16
--------------------------------------------------------------------------------

Form 13F Information Table Value Total:

$ 2,753,679 (thousands)
--------------------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE



                                                   VALUE    SHARES            PUT/  INVESTMENT  OTHER
                       TITLE OF                   --------   ------            ----  ----------  -----
NAME OF ISSUER         CLASS            CUSIP     (x$1000)   /PRN AMT  SH/PRN  CALL  DISCRETION  MANAGERS   SOLE        SHARED  NONE
--------------------   --------        ----------  --------  --------  ------  ----  ----------  ---------  ----------  ------  ----
APACHE CORP            COM             03741110 5  167,348    1,278,250  SH            SOLE                  1,278,250
TRANSOCEAN LTD         REG SHS         H8817H10 0  139,265    1,786,600  SH            SOLE                  1,786,600
BEST BUY INC           COM             08651610 1    2,717       94,600  SH            SOLE                     94,600
ALLIANCE DATA SYSTEMS  COM             01858110 8  157,312    1,831,554  SH            SOLE                  1,831,554
PEPSICO INC            COM             71344810 8  143,385    2,226,130  SH            SOLE                  2,226,130
BUNGE LIMITED          COM             G1696210 5  185,550    2,565,323  SH            SOLE                  2,565,323
YUM BRANDS INC         COM             98849810 1  252,625    4,916,806  SH            SOLE                  4,916,806
LENNAR CORP            CL A            52605710 4  154,779    8,541,910  SH            SOLE                  8,541,910
MCKESSON CORP          COM             58155Q10 3  261,400    3,299,199  SH            SOLE                  3,299,199
HUMAN GENOME SCI       COM             44490310 8  141,005    5,136,812  SH            SOLE                  5,136,812
PFIZER INC             COM             71708110 3  263,899   12,993,550  SH            SOLE                 12,993,550
NEWS CORP LTD          CL B            65248E20 3  301,321   16,117,211  SH            SOLE                 16,117,211
CLEARWIRE CORP NEW     CL A            18538Q10 5   10,802    1,932,338  SH            SOLE                  1,932,338
EXELON CORP            COM             30161N10 1  155,646    3,774,163  SH            SOLE                  3,774,163
ST JOE CO              COM             79014810 0  137,091    5,468,313  SH            SOLE                  5,468,313
INTEL CORP             COM             45814010 0  279,532   13,851,919  SH            SOLE                 13,851,919
